<SEQUENCE>1
<FILENAME>form13fhr4q11.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                      01/31/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              61

Form 13F Information Table Value Total:  $      129,297
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101     2713 33200.00 SH       Sole                 33200.00
Accenture Ltd Bermuda Cl A     cs               g1151c101     2558 48050.00 SH       Sole                 48050.00
Allergan Inc                   cs               018490102     1148 13085.00 SH       Sole                 13085.00
Alliant Energy Corp            cs               018802108      128  2900.00 SH       Sole                  2900.00
Amgen Inc                      cs               031162100     1741 27115.00 SH       Sole                 27115.00
Amphenol Corp Cl A             cs               032095101      731 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      435  8050.00 SH       Sole                  8050.00
Becton Dickinson & Co          cs               075887109     1874 25085.00 SH       Sole                 25085.00
Berkshire Hathaway Inc Cl A    cs               084670108      459     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      685  8974.00 SH       Sole                  8974.00
C H Robinson Worldwide Inc     cs               12541w209     3503 50200.00 SH       Sole                 50200.00
Caterpillar Inc                cs               149123101      761  8400.00 SH       Sole                  8400.00
Cenovus Energy Inc             cs               15135u109     2380 71695.00 SH       Sole                 71695.00
Chubb Corp                     cs               171232101     5527 79849.99 SH       Sole                 79849.99
Cimarex Energy Co              cs               171798101     2724 44000.00 SH       Sole                 44000.00
Coca-Cola Co                   cs               191216100      386  5510.00 SH       Sole                  5510.00
Commerce Bancshares Inc        cs               200525103      551 14458.00 SH       Sole                 14458.00
ConocoPhillips                 cs               20825c104      273  3745.90 SH       Sole                  3745.90
Continental Resources Inc      cs               212015101      981 14700.00 SH       Sole                 14700.00
Diamond Offshore Drilling Inc  cs               25271c102     1239 22412.43 SH       Sole                 22412.43
Dominion Resources Inc VA      cs               25746u109      780 14700.00 SH       Sole                 14700.00
Emerson Electric Co            cs               291011104      950 20400.00 SH       Sole                 20400.00
Expeditors Intl Wash Inc       cs               302130109      936 22850.00 SH       Sole                 22850.00
Express Scripts Inc            cs               302182100     3660 81900.00 SH       Sole                 81900.00
Exxon Mobil Corp               cs               30231g102     5434 64104.54 SH       Sole                 64104.54
FactSet Research Systems Inc   cs               303075105      262  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     6627 151970.00SH       Sole                151970.00
Gilead Sciences Inc            cs               375558103     3126 76375.00 SH       Sole                 76375.00
Grainger W W Inc               cs               384802104      329  1758.00 SH       Sole                  1758.00
Idexx Laboratories Inc         cs               45168d104     1451 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     4011 85880.00 SH       Sole                 85880.00
Intel Corp                     cs               458140100     8469 349224.63SH       Sole                349224.63
International Business Machine cs               459200101      434  2360.00 SH       Sole                  2360.00
Johnson & Johnson              cs               478160104     6131 93490.43 SH       Sole                 93490.43
Knight Transportation Inc      cs               499064103      352 22500.00 SH       Sole                 22500.00
Laboratory Corp America Holdin cs               50540r409     3065 35650.00 SH       Sole                 35650.00
McDonalds Corp                 cs               580135101     1370 13654.17 SH       Sole                 13654.17
Microsoft Corp                 cs               594918104     1114 42907.00 SH       Sole                 42907.00
Monsanto Co                    cs               61166w101     1963 28009.00 SH       Sole                 28009.00
Nike Inc Cl B                  cs               654106103       48   500.00 SH       Sole                   500.00
O'Reilly Automotive Inc        cs               67103h107     4193 52440.00 SH       Sole                 52440.00
Paychex Inc                    cs               704326107      563 18702.00 SH       Sole                 18702.00
PepsiCo Inc                    cs               713448108      431  6500.00 SH       Sole                  6500.00
Praxair Inc                    cs               74005p104     2528 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     7159 107315.00SH       Sole                107315.00
Scana Corp                     cs               80589m102      737 16346.46 SH       Sole                 16346.46
Schlumberger Ltd               cs               806857108     5690 83301.00 SH       Sole                 83301.00
Sigma Aldrich Corp             cs               826552101     1046 16750.00 SH       Sole                 16750.00
Southern Co                    cs               842587107      845 18254.00 SH       Sole                 18254.00
Staples Inc                    cs               855030102     2045 147223.00SH       Sole                147223.00
Stericycle Inc                 cs               858912108     3144 40350.00 SH       Sole                 40350.00
Suncor Energy Inc              cs               867224107     4440 153993.73SH       Sole                153993.73
Tractor Supply Co              cs               892356106     1093 15586.00 SH       Sole                 15586.00
Ultimate Software Group Inc    cs               90385d107      781 12000.00 SH       Sole                 12000.00
Visa Inc Cl A                  cs               92826c839     4508 44400.00 SH       Sole                 44400.00
Walgreen Co                    cs               931422109     4364 132000.00SH       Sole                132000.00
Xilinx Inc                     cs               983919101     1837 57300.00 SH       Sole                 57300.00
Teva Pharmaceutical Industries ad               881624209      283  7000.00 SH       Sole                  7000.00
Vanguard Emerg Mkt ETF         ui               922042858     1687 44139.00 SH       Sole                 44139.00
Vanguard Intl Equity Index Fun ui               922042775      396 10000.00 SH       Sole                 10000.00
Buckeye Partners LP            ml               118230101      218     3400 SH       Sole                     3400